DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Results of Operations for Businesses Being Sold
The following table presents the results of discontinued operations for the businesses sold in connection with this transaction:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
REVENUES	$—	$197,704	$122,966
COSTS AND EXPENSES:
Direct operating expenses	—	154,369	103,515
Depreciation and amortization expense	—	6,758	20,329
General and administrative expenses	—	11,734	6,556
Asset retirements and impairments	—	—	62,767
Operating income (loss)	—	24,843	(70,201)
Interest expense, net of amounts capitalized	—	(262)	(336)
Other (income) expense, net	—	(75)	714
Gain on sale of discontinued operations	—	(154,355)	—
Income (loss) before taxes	—	179,535	(70,579)
Income tax (expense) benefit	—	(73,790)	25,151
Net income (loss)	$—	$105,745	$(45,428)